Shareholders' equity - Common shares and warrants (Details)												12 Months Ended
	Dec. 30, 2021 $ / shares	Dec. 17, 2021 $ / shares	Oct. 14, 2021 $ / shares shares	Jun. 14, 2021 $ / shares shares	Jun. 01, 2021 $ / shares shares	Apr. 06, 2021 USD ($) $ / shares shares	Nov. 03, 2020 CAD ($) $ / shares shares	Oct. 26, 2020 Y $ / shares	Sep. 30, 2020 CAD ($) shares	Jul. 16, 2020 Y $ / shares shares	Jan. 02, 2020 $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Jan. 13, 2022 shares	Oct. 31, 2020 shares
Disclosure of classes of share capital [line items]
Gross proceeds | $													$ 12,076,380
Share issue related cost paid in cash | $													$ 1,640,052
Exercise price of common share purchase warrant | $ / shares												$ 1.52
Number of options exercised												3,482,000	2,118,000
Number of warrants exercised | shares												(8,146,483)	(7,060,617)
Net proceeds from exercise of options | $												$ 1,109,818	$ 759,400
Proceeds from issuance of shares upon exercise of warrants | $												13,085,197	5,623,322
Ascribed value from contributed surplus | $												$ (1,109,818)
Equity component allocated to share capital | $													$ (827,560)
Number of Class A common shares authorized to be repurchased | shares														5,000,000	67,500,000
Number of Class A common shares repurchased and cancelled | shares												840,094	1,285,000
Weighted average share price of Class A common shares | $ / shares												$ 4.96	$ 0.75
Total cash consideration for repurchase and cancellation of Class A common shares | $												$ 4,183,617	$ 964,391
Commission for repurchase and cancellation of Class A common shares | $													12,845
Commission for repurchase and cancellation of Class A common shares, per share | $ / shares												$ 0.00
Excess of total consideration over the carrying amount of Class A common shares | $												$ 4,183,617	$ 964,391
Percentage of total share capital that can be granted as stock options per person												5.00%
Number of options granted												2,970,000	2,810,000
Exercise price of stock options granted | $ / shares												$ 4.55	$ 4.23
Term of stock options granted												60	60
Number of options that will vest | shares						250,000
Fair value of stock options | $												$ 2.99	$ 2.88
Share-based compensation | $												9,762,745	4,244,608
Stock-based compensation expense to be amortized | $												$ 2,719,354	$ 3,904,882
Fair market value | $ / shares												$ 5.48	$ 1.22
Share options exercisable | $ / shares												$ 2.59
At the date of the grant
Disclosure of classes of share capital [line items]
Vesting percentage										25.00%
At the first anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage										25.00%
At the second anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage										25.00%
At the third anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage										25.00%
Consultants
Disclosure of classes of share capital [line items]
Percentage of total share capital that can be granted as stock options per person												2.00%
Mr. Rodney Beveridge, Director & Ms. Rodayna Kafal, Director & Vice President
Disclosure of classes of share capital [line items]
Exercise price of stock options granted | $ / shares								$ 4.00
Term of stock options granted | Y								5
Mr. Rodney Beveridge, Director
Disclosure of classes of share capital [line items]
Number of options granted								200,000
Ms. Rodayna Kafal, Director & Vice President
Disclosure of classes of share capital [line items]
Number of options granted								50,000
Director
Disclosure of classes of share capital [line items]
Number of options granted										1,700,000
Number of common shares entitled to purchase | shares										1,700,000
Exercise price of stock options granted | $ / shares										$ 4.41
Employees
Disclosure of classes of share capital [line items]
Number of options granted						100,000				760,000
Number of common shares entitled to purchase | shares										760,000
Exercise price of stock options granted | $ / shares						$ 8.47				$ 4.41
Term of stock options granted | Y										5
Term of the stock options granted						5 years
Employees | Vesting of first 660,000 stock options
Disclosure of classes of share capital [line items]
Number of options that will vest | shares										660,000
Employees | Vesting of remaining 100,000 stock options
Disclosure of classes of share capital [line items]
Number of options granted										100,000
Number of options that will vest | shares						100,000
Employees | At the date of the grant
Disclosure of classes of share capital [line items]
Vesting percentage						10.00%
Employees | At the date of the grant | Vesting of first 660,000 stock options
Disclosure of classes of share capital [line items]
Vesting percentage										50.00%
Employees | At the date of the grant | Vesting of remaining 100,000 stock options
Disclosure of classes of share capital [line items]
Vesting percentage										25.00%
Employees | At the first anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage						20.00%
Employees | At the first anniversary of the date of grant | Vesting of first 660,000 stock options
Disclosure of classes of share capital [line items]
Vesting percentage										50.00%
Employees | At the first anniversary of the date of grant | Vesting of remaining 100,000 stock options
Disclosure of classes of share capital [line items]
Vesting percentage										25.00%
Employees | At the second anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage						30.00%
Employees | At the second anniversary of the date of grant | Vesting of remaining 100,000 stock options
Disclosure of classes of share capital [line items]
Vesting percentage										25.00%
Employees | At the third anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage						40.00%
Employees | At the third anniversary of the date of grant | Vesting of remaining 100,000 stock options
Disclosure of classes of share capital [line items]
Vesting percentage										25.00%
Board of Director, in his capacity of Chair of the Audit Committee of the Corporation
Disclosure of classes of share capital [line items]
Exercise price of stock options granted | $ / shares											$ 0.45
Term of stock options granted											5
Number of options that will vest | shares											100,000
Member of Board of Director
Disclosure of classes of share capital [line items]
Number of options granted	100,000				200,000
Exercise price of stock options granted | $ / shares	$ 3.61				$ 6.59
Number of options that will vest | shares					200,000	200,000
Term of the stock options granted	5 years				5 years
Member of Board of Director | At the date of the grant
Disclosure of classes of share capital [line items]
Vesting percentage					25.00%	30.00%
Member of Board of Director | At the first anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage					25.00%	35.00%
Member of Board of Director | At the second anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage					25.00%	35.00%
Member of Board of Director | At the third anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage					25.00%
Member of Board of Director, One
Disclosure of classes of share capital [line items]
Number of options granted						100,000
Member of Board of Director, Two
Disclosure of classes of share capital [line items]
Number of options granted						200,000
President & Chief Executive Officer
Disclosure of classes of share capital [line items]
Number of options granted		1,920,000				150,000
Exercise price of stock options granted | $ / shares		$ 3.13
Term of the stock options granted		5 years
Chief Financial Officer
Disclosure of classes of share capital [line items]
Number of options granted			100,000
Exercise price of stock options granted | $ / shares			$ 5.04
Number of options that will vest | shares			100,000
Term of the stock options granted			5 years
Chief Financial Officer | At the date of the grant
Disclosure of classes of share capital [line items]
Vesting percentage			10.00%
Chief Financial Officer | At the first anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage			20.00%
Chief Financial Officer | At the second anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage			30.00%
Chief Financial Officer | At the third anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage			40.00%
Officer
Disclosure of classes of share capital [line items]
Number of options granted				100,000
Exercise price of stock options granted | $ / shares				$ 6.70
Number of options that will vest | shares				100,000
Term of the stock options granted				5 years
Officer | At the date of the grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
Officer | At the first anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
Officer | At the second anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
Officer | At the third anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
2020 Convertible loan
Disclosure of classes of share capital [line items]
Loan amount converted | $									$ 827,560
Conversion of loan into shares [note 21] (in shares) | shares									3,225,000
Contributed Surplus
Disclosure of classes of share capital [line items]
Ascribed value from contributed surplus | $												$ 364,000	$ 484,807
Equity portion of convertible debentures
Disclosure of classes of share capital [line items]
Equity component allocated to share capital | $													98,422
Equity portion of convertible debentures | 2020 Convertible loan
Disclosure of classes of share capital [line items]
Equity component allocated to share capital | $									$ 98,422
Deficit
Disclosure of classes of share capital [line items]
Excess of total consideration over the carrying amount of Class A common shares | $												$ 3,778,619	$ 538,021
Bought-deal short form prospectus offering
Disclosure of classes of share capital [line items]
Number of units issued | shares							3,354,550
Issuance price per unit | $ / shares							$ 3.60
Gross proceeds | $							$ 12,076,380
Share issue related cost paid in cash | $							$ 1,640,052
Share issue related costs paid in compensation options | shares							191,414
Number of units that each compensation option entitles | shares							1
Exercise price of compensation option | $ / shares							$ 3.60
Number of common shares that each unit entitles | shares							1
Number of common share purchase warrant that each unit entitles | shares							1
Number of common shares that each common share purchase warrant entitles | shares							1
Exercise price of common share purchase warrant | $ / shares							$ 4.50
Term of common share purchase warrant							24 months
Number of days by which the term of the common share purchase warrants can be accelerated by notice							30 days
VWAP Requirement, Share price trigger | $ / shares							$ 6.75
VWAP Requirement, Number of consecutive trading days							20 days